Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	17,500,000
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 455,000,000.00
Amount of Registration Fee	$ 69,660.50
Offering Note	(1) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.